Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
May 31, 2023
LIG-NPRT3-0723
1.873112.114
Nonconvertible Bonds - 33.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	8,942,000	7,026,852
3.8% 12/1/57	74,998,000	53,361,279
4.3% 2/15/30	15,664,000	14,990,974
4.75% 5/15/46	20,994,000	18,225,716
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	28,933,316
2.55% 3/21/31	30,343,000	25,410,004
2.987% 10/30/56	33,707,000	20,819,995
3% 3/22/27	6,931,000	6,529,577
4.329% 9/21/28	11,520,000	11,196,808
4.5% 8/10/33	17,268,000	16,316,276
4.862% 8/21/46	18,891,000	17,245,409
5.012% 4/15/49	705,000	653,151
		220,709,357
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	21,729,913
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	16,500,000	13,693,437
4.4% 4/1/33	9,969,000	8,665,006
4.908% 7/23/25	28,398,000	27,925,510
5.25% 4/1/53	30,969,000	24,145,898
5.375% 5/1/47	56,404,000	44,993,160
5.5% 4/1/63	9,969,000	7,708,114
5.75% 4/1/48	9,412,000	7,790,109
6.484% 10/23/45	26,013,000	23,542,396
Comcast Corp.:
2.937% 11/1/56	33,000,000	21,142,655
3.9% 3/1/38	5,928,000	5,166,148
4.65% 7/15/42	14,116,000	12,935,645
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	16,146,451
4.65% 5/15/50	50,307,000	36,817,574
Fox Corp.:
4.03% 1/25/24	6,818,000	6,742,805
4.709% 1/25/29	9,867,000	9,617,940
5.476% 1/25/39	9,730,000	9,012,175
5.576% 1/25/49	6,456,000	5,837,531
Magallanes, Inc.:
3.428% 3/15/24	20,581,000	20,146,790
3.638% 3/15/25	11,271,000	10,907,869
3.755% 3/15/27	22,043,000	20,657,189
4.054% 3/15/29	7,640,000	6,979,976
4.279% 3/15/32	30,761,000	26,874,084
5.05% 3/15/42	15,981,000	12,929,775
5.141% 3/15/52	46,085,000	35,966,529
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	16,292,298
5.5% 9/1/41	15,667,000	12,948,249
5.875% 11/15/40	11,331,000	9,814,157
6.55% 5/1/37	50,619,000	48,221,369
6.75% 6/15/39	13,940,000	13,197,394
7.3% 7/1/38	32,280,000	32,969,841
		549,788,074
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	23,829,000	22,183,303
3.8% 3/15/32 (b)	20,795,000	18,377,050
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	30,893,942
3.875% 4/15/30	47,090,000	43,690,019
4.375% 4/15/40	7,013,000	6,157,537
4.5% 4/15/50	13,777,000	11,744,074
		133,045,925
TOTAL COMMUNICATION SERVICES		925,273,269
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.0%
General Motors Financial Co., Inc. 2.35% 2/26/27	21,000,000	18,777,995
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	8,824,583
3.6% 7/1/30	10,934,000	10,215,443
4.2% 4/1/50	5,533,000	4,695,902
		23,735,928
Household Durables - 0.1%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,145,065
5% 6/15/27	2,921,000	2,878,348
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,349,471
4.875% 11/15/25	28,000	27,251
4.875% 3/15/27	27,187,000	26,657,033
		34,057,168
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	25,757,000	24,769,938
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	3,792,674
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,043,244
4% 4/15/30	28,926,000	26,973,286
Lowe's Companies, Inc.:
3.35% 4/1/27	3,413,000	3,252,593
3.75% 4/1/32	10,505,000	9,530,718
4.25% 4/1/52	66,805,000	53,444,335
4.45% 4/1/62	44,060,000	34,582,001
4.5% 4/15/30	20,756,000	20,285,776
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,103,395
		164,008,022
TOTAL CONSUMER DISCRETIONARY		265,349,051
CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	21,000,000	19,943,591
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	52,011,000	50,948,453
4.9% 2/1/46	67,409,000	64,017,976
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	14,733,502
4.35% 6/1/40	15,700,000	14,399,752
4.5% 6/1/50	41,000,000	37,154,852
4.6% 6/1/60	15,700,000	13,962,876
4.75% 4/15/58	32,390,000	29,853,410
5.45% 1/23/39	25,203,000	26,171,184
5.55% 1/23/49	57,590,000	60,224,601
5.8% 1/23/59 (Reg. S)	61,052,000	65,903,529
		397,313,726
Consumer Staples Distribution & Retail - 0.2%
Sysco Corp.:
3.25% 7/15/27	13,314,000	12,549,134
3.3% 2/15/50	16,790,000	11,753,738
5.95% 4/1/30	19,674,000	20,754,236
6.6% 4/1/50	27,580,000	30,757,019
		75,814,127
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	3,825,000	3,414,231
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	46,350,000	40,498,313
3% 5/15/32 (b)	51,930,000	39,723,699
3.625% 1/15/32 (b)	19,632,000	15,884,383
5.125% 2/1/28 (b)	16,760,000	16,150,281
5.5% 1/15/30 (b)	6,359,000	6,041,559
5.75% 4/1/33 (b)	34,520,000	32,191,626
		153,904,092
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	20,205,174
4.5% 5/2/43	17,568,000	13,778,957
4.8% 2/14/29	4,818,000	4,711,815
5.375% 1/31/44	15,947,000	14,762,095
5.95% 2/14/49	6,241,000	5,782,139
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	25,864,000	24,918,194
6.125% 7/27/27 (b)	16,185,000	16,461,432
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	12,455,913
5.7% 8/15/35	6,607,000	6,181,595
5.85% 8/15/45	50,684,000	44,281,104
6.15% 9/15/43	11,136,000	10,599,441
7.25% 6/15/37	15,680,000	16,490,083
		190,627,942
TOTAL CONSUMER STAPLES		817,659,887
ENERGY - 4.1%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	306,475
4.85% 11/15/35	11,266,000	10,649,897
		10,956,372
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	12,606,432
Cenovus Energy, Inc.:
3.75% 2/15/52	23,742,000	16,391,982
5.4% 6/15/47	5,584,000	5,004,535
6.75% 11/15/39	12,889,000	13,469,456
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	7,646,385
DCP Midstream Operating LP:
5.6% 4/1/44	1,458,000	1,349,007
6.45% 11/3/36 (b)	7,882,000	7,944,693
6.75% 9/15/37 (b)	2,991,000	3,140,454
Enbridge, Inc.:
4% 10/1/23	15,502,000	15,405,051
4.25% 12/1/26	9,000,000	8,751,661
Energy Transfer LP:
3.75% 5/15/30	34,654,000	31,386,609
3.9% 5/15/24 (c)	7,783,000	7,642,204
4.2% 9/15/23	6,601,000	6,566,859
4.5% 4/15/24	6,788,000	6,720,865
4.95% 6/15/28	22,521,000	22,002,332
5% 5/15/50	37,928,000	31,025,538
5.25% 4/15/29	11,043,000	10,902,639
5.4% 10/1/47	7,311,000	6,285,195
5.8% 6/15/38	12,558,000	11,972,300
6% 6/15/48	8,178,000	7,528,042
6.25% 4/15/49	7,585,000	7,218,578
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	67,847,116
Hess Corp.:
4.3% 4/1/27	29,485,000	28,559,911
5.6% 2/15/41	13,347,000	12,573,297
5.8% 4/1/47	19,267,000	18,462,755
7.125% 3/15/33	5,555,000	6,059,505
7.3% 8/15/31	7,267,000	7,974,038
7.875% 10/1/29	2,497,000	2,780,744
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,356,700
Kinder Morgan, Inc.:
3.6% 2/15/51	45,000,000	30,252,330
5.55% 6/1/45	13,098,000	11,879,502
MPLX LP:
2.65% 8/15/30	10,000,000	8,371,539
4.8% 2/15/29	5,907,000	5,749,173
4.875% 12/1/24	15,019,000	14,844,541
4.95% 9/1/32	30,643,000	29,372,489
5.5% 2/15/49	17,721,000	15,798,082
Occidental Petroleum Corp.:
5.55% 3/15/26	28,220,000	28,149,450
6.45% 9/15/36	24,570,000	24,999,975
6.6% 3/15/46	53,949,000	55,308,515
7.5% 5/1/31	40,626,000	44,123,899
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,140,864
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	17,712,590
5.95% 1/28/31	16,396,000	11,709,203
6.35% 2/12/48	13,566,000	7,830,974
6.49% 1/23/27	38,273,000	32,957,837
6.5% 3/13/27	37,289,000	32,167,356
6.75% 9/21/47	95,358,000	57,347,348
6.84% 1/23/30	136,623,000	106,053,604
6.95% 1/28/60	19,817,000	11,734,637
7.69% 1/23/50	124,733,000	80,421,602
Phillips 66 Co. 3.85% 4/9/25	3,215,000	3,138,780
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	6,748,464
3.6% 11/1/24	6,687,000	6,486,943
3.85% 10/15/23	25,000,000	24,769,808
4.65% 10/15/25	23,040,000	22,650,655
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	40,374,116
The Williams Companies, Inc.:
2.6% 3/15/31	21,000,000	17,369,138
3.5% 11/15/30	55,862,000	50,073,329
3.9% 1/15/25	6,023,000	5,875,980
4.3% 3/4/24	18,081,000	17,885,608
4.5% 11/15/23	8,697,000	8,650,192
4.55% 6/24/24	90,947,000	89,835,581
4.65% 8/15/32	32,008,000	30,281,090
5.3% 8/15/52	7,262,000	6,553,611
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	5,447,000	4,853,492
3.95% 5/15/50	17,552,000	13,499,314
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	4,814,350
4.65% 7/1/26	8,954,000	8,636,450
4.75% 8/15/28	6,312,000	5,960,364
		1,385,957,658
TOTAL ENERGY		1,396,914,030
FINANCIALS - 14.7%
Banks - 6.4%
Bank of America Corp.:
2.299% 7/21/32 (c)	42,030,000	33,492,179
2.972% 2/4/33 (c)	21,000,000	17,514,719
3.419% 12/20/28 (c)	32,593,000	29,972,270
3.5% 4/19/26	28,726,000	27,674,302
3.864% 7/23/24 (c)	7,284,000	7,261,657
3.95% 4/21/25	43,026,000	41,911,180
4% 1/22/25	14,494,000	14,157,148
4.1% 7/24/23	35,942,000	35,834,726
4.183% 11/25/27	3,728,000	3,573,617
4.2% 8/26/24	41,416,000	40,736,979
4.25% 10/22/26	45,120,000	43,646,468
4.45% 3/3/26	10,553,000	10,319,495
5.015% 7/22/33 (c)	152,527,000	149,089,232
Barclays PLC:
2.852% 5/7/26 (c)	42,733,000	40,155,347
2.894% 11/24/32 (c)	14,928,000	11,790,888
4.375% 1/12/26	34,752,000	33,563,673
4.836% 5/9/28	3,148,000	2,912,684
5.088% 6/20/30 (c)	44,892,000	41,683,070
5.2% 5/12/26	41,312,000	40,087,538
BNP Paribas SA 2.219% 6/9/26 (b)(c)	40,110,000	37,227,090
BPCE SA 4.875% 4/1/26 (b)	3,984,000	3,854,301
Citigroup, Inc.:
3.352% 4/24/25 (c)	27,281,000	26,663,512
3.785% 3/17/33 (c)	21,000,000	18,645,957
4.075% 4/23/29 (c)	14,005,000	13,232,932
4.125% 7/25/28	3,728,000	3,499,500
4.3% 11/20/26	9,646,000	9,307,886
4.4% 6/10/25	71,128,000	69,461,471
4.412% 3/31/31 (c)	57,587,000	54,466,974
4.45% 9/29/27	48,296,000	46,406,010
4.6% 3/9/26	10,087,000	9,841,587
4.91% 5/24/33 (c)	5,636,000	5,479,334
5.3% 5/6/44	5,127,000	4,689,655
5.5% 9/13/25	18,506,000	18,501,840
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	22,173,956
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	14,950,000	12,710,616
3.784% 3/14/32 (b)	11,585,000	9,689,814
Discover Bank 4.2% 8/8/23	35,498,000	35,360,268
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	6,715,000	6,635,875
HSBC Holdings PLC:
3.973% 5/22/30 (c)	10,000,000	9,124,412
4.25% 3/14/24	12,994,000	12,786,960
4.95% 3/31/30	7,768,000	7,591,554
5.25% 3/14/44	560,000	497,327
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	7,267,000	7,068,677
5.71% 1/15/26 (b)	81,601,000	77,676,618
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	55,000,000	47,655,669
2.956% 5/13/31 (c)	23,105,000	19,738,827
2.963% 1/25/33 (c)	21,000,000	17,773,912
3.797% 7/23/24 (c)	69,237,000	69,036,565
3.875% 9/10/24	56,148,000	55,053,235
4.125% 12/15/26	61,839,000	60,550,913
4.586% 4/26/33 (c)	155,774,000	149,385,532
4.912% 7/25/33 (c)	38,769,000	38,125,147
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	10,000,000	9,638,847
3.073% 5/22/28 (c)	24,822,000	22,557,598
4.8% 4/5/26	20,881,000	20,582,565
Rabobank Nederland 4.375% 8/4/25	42,555,000	41,438,792
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	29,541,000	25,815,169
Societe Generale:
1.038% 6/18/25 (b)(c)	87,080,000	82,006,822
1.488% 12/14/26 (b)(c)	51,731,000	45,586,351
3.337% 1/21/33 (b)(c)	21,000,000	16,924,411
4.25% 4/14/25 (b)	3,837,000	3,672,620
Wells Fargo & Co.:
2.406% 10/30/25 (c)	24,506,000	23,414,097
3.196% 6/17/27 (c)	34,559,000	32,436,285
3.526% 3/24/28 (c)	46,819,000	43,881,987
4.478% 4/4/31 (c)	77,500,000	73,756,698
5.013% 4/4/51 (c)	114,738,000	104,983,741
Westpac Banking Corp. 4.11% 7/24/34 (c)	20,547,000	18,171,051
		2,170,158,132
Capital Markets - 3.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	29,451,309
4.25% 2/15/24	24,489,000	24,196,343
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	61,166,028
4.2% 6/10/24	48,934,000	47,718,086
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	58,126,000	54,705,866
3.091% 5/14/32 (b)(c)	15,102,000	12,139,967
3.75% 3/26/25	31,994,000	30,042,366
3.8% 6/9/23	46,298,000	46,205,404
3.869% 1/12/29 (b)(c)	19,608,000	17,505,480
4.194% 4/1/31 (b)(c)	52,365,000	46,023,075
4.55% 4/17/26	1,588,000	1,492,720
Deutsche Bank AG 4.5% 4/1/25	70,869,000	66,155,941
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	9,360,000	7,425,363
4.1% 1/13/26	4,496,000	4,190,277
6.72% 1/18/29 (c)	20,750,000	20,832,926
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	50,634,000	40,769,031
3.102% 2/24/33 (c)	39,600,000	33,580,271
3.272% 9/29/25 (c)	104,473,000	101,027,869
3.8% 3/15/30	57,860,000	53,634,576
4.25% 10/21/25	32,884,000	32,037,418
6.75% 10/1/37	31,825,000	33,965,289
Moody's Corp.:
3.25% 1/15/28	12,370,000	11,642,899
4.875% 2/15/24	11,615,000	11,539,841
Morgan Stanley:
2.943% 1/21/33 (c)	21,000,000	17,547,217
3.125% 7/27/26	7,974,000	7,520,665
3.622% 4/1/31 (c)	54,679,000	49,422,140
3.625% 1/20/27	8,956,000	8,581,848
4.431% 1/23/30 (c)	23,749,000	22,796,913
4.889% 7/20/33 (c)	94,211,000	90,940,589
5% 11/24/25	50,969,000	50,848,192
UBS Group AG:
1.494% 8/10/27 (b)(c)	31,236,000	26,929,206
4.125% 9/24/25 (b)	27,816,000	26,711,901
		1,088,747,016
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	56,080,000	52,649,711
2.45% 10/29/26	20,465,000	18,248,771
2.875% 8/14/24	33,555,000	32,233,298
3% 10/29/28	21,434,000	18,583,994
3.3% 1/30/32	22,930,000	18,635,630
4.45% 4/3/26	16,892,000	16,191,341
4.875% 1/16/24	27,051,000	26,816,357
6.5% 7/15/25	19,270,000	19,411,803
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	11,648,626
3.05% 6/5/23	50,233,000	50,202,341
4.625% 3/30/25	10,429,000	10,036,831
5.125% 9/30/24	11,402,000	11,135,127
5.8% 5/1/25	27,438,000	27,118,461
7.1% 11/15/27	36,750,000	37,545,133
8% 11/1/31	22,726,000	23,695,889
Capital One Financial Corp.:
2.636% 3/3/26 (c)	24,182,000	22,647,694
3.273% 3/1/30 (c)	35,931,000	30,790,181
3.65% 5/11/27	72,123,000	67,626,993
3.8% 1/31/28	34,796,000	32,228,882
4.985% 7/24/26 (c)	30,637,000	29,972,483
5.247% 7/26/30 (c)	39,510,000	37,427,553
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,128,985
3.95% 11/6/24	17,423,000	16,832,397
4.1% 2/9/27	1,920,000	1,789,353
4.5% 1/30/26	25,399,000	24,616,058
6.7% 11/29/32	7,709,000	7,985,896
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	98,219,394
5.584% 3/18/24	33,908,000	33,697,882
Synchrony Financial:
3.95% 12/1/27	42,034,000	36,297,229
4.25% 8/15/24	36,929,000	35,054,330
4.375% 3/19/24	29,366,000	28,444,201
5.15% 3/19/29	45,267,000	40,088,894
		937,001,718
Financial Services - 1.2%
Blackstone Private Credit Fund:
4.7% 3/24/25	80,609,000	77,787,340
7.05% 9/29/25	38,296,000	38,181,744
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	21,471,612
4.05% 7/1/30	26,564,000	23,952,934
4.125% 6/15/26	25,594,000	24,123,447
4.125% 5/15/29	28,249,000	25,597,503
Corebridge Financial, Inc.:
3.5% 4/4/25	10,416,000	9,943,157
3.65% 4/5/27	35,355,000	33,080,367
3.85% 4/5/29	14,571,000	13,136,912
3.9% 4/5/32	17,347,000	15,045,064
4.35% 4/5/42	3,946,000	3,155,678
4.4% 4/5/52	11,669,000	8,880,962
Jackson Financial, Inc.:
5.17% 6/8/27	15,288,000	14,618,720
5.67% 6/8/32	19,303,000	18,406,217
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	33,993,000	33,624,799
Pine Street Trust I 4.572% 2/15/29 (b)	31,229,000	29,135,374
Pine Street Trust II 5.568% 2/15/49 (b)	31,271,000	27,107,783
		417,249,613
Insurance - 1.1%
AIA Group Ltd.:
3.2% 9/16/40 (b)	18,698,000	14,036,822
3.375% 4/7/30 (b)	39,186,000	36,023,879
American International Group, Inc. 2.5% 6/30/25	42,536,000	40,316,413
Five Corners Funding Trust II 2.85% 5/15/30 (b)	58,620,000	50,037,247
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	24,484,000	23,273,053
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	20,893,339
4.75% 3/15/39	9,822,000	9,102,047
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	37,673,000	25,385,033
Pricoa Global Funding I 5.375% 5/15/45 (c)	28,973,000	27,590,988
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	12,400,000	11,842,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	26,927,302
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,865,000	10,577,898
Unum Group:
3.875% 11/5/25	25,368,000	24,057,772
4% 6/15/29	24,228,000	22,750,646
5.75% 8/15/42	41,569,000	38,067,699
		380,882,138
TOTAL FINANCIALS		4,994,038,617
HEALTH CARE - 2.1%
Biotechnology - 0.3%
AbbVie, Inc. 3.2% 11/21/29	21,000,000	19,060,468
Amgen, Inc.:
5.15% 3/2/28	18,313,000	18,464,465
5.25% 3/2/30	16,718,000	16,847,762
5.25% 3/2/33	18,873,000	18,939,668
5.6% 3/2/43	17,930,000	17,758,983
5.65% 3/2/53	8,913,000	8,916,341
5.75% 3/2/63	16,243,000	16,143,758
		116,131,445
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	43,675,000	37,528,181
2.625% 8/1/31	20,375,000	16,293,677
3.375% 2/15/30	21,905,000	18,886,710
4.25% 12/15/27	25,155,000	23,640,166
4.625% 12/15/29	39,085,000	36,247,429
Cigna Group:
3.05% 10/15/27	17,500,000	16,322,084
4.375% 10/15/28	32,914,000	32,083,037
4.8% 8/15/38	20,493,000	19,252,254
4.8% 7/15/46	11,000,000	9,827,725
4.9% 12/15/48	20,474,000	18,628,216
CVS Health Corp.:
3% 8/15/26	3,494,000	3,293,448
3.625% 4/1/27	9,782,000	9,354,483
4.78% 3/25/38	33,481,000	30,966,291
5% 1/30/29	14,082,000	14,090,934
5.25% 1/30/31	5,774,000	5,795,905
HCA Holdings, Inc.:
3.5% 9/1/30	15,777,000	13,949,509
3.625% 3/15/32 (b)	4,163,000	3,628,372
5.625% 9/1/28	19,767,000	19,915,404
5.875% 2/1/29	21,543,000	21,892,182
Humana, Inc. 3.7% 3/23/29	13,384,000	12,410,146
Sabra Health Care LP 3.2% 12/1/31	48,562,000	35,896,792
Toledo Hospital 5.325% 11/15/28	11,480,000	9,533,681
		409,436,626
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	46,388,000	45,038,566
Elanco Animal Health, Inc.:
6.022% 8/28/23	17,308,000	17,178,190
6.65% 8/28/28 (c)	7,291,000	6,976,831
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	20,004,000	19,826,087
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	36,344,070
Viatris, Inc.:
1.65% 6/22/25	5,144,000	4,735,115
2.7% 6/22/30	47,152,000	37,892,420
3.85% 6/22/40	11,393,000	7,661,393
4% 6/22/50	19,674,000	12,639,108
		188,291,780
TOTAL HEALTH CARE		713,859,851
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	15,580,000	15,237,672
BAE Systems PLC 3.4% 4/15/30 (b)	11,875,000	10,781,532
The Boeing Co.:
5.04% 5/1/27	15,531,000	15,418,880
5.15% 5/1/30	15,531,000	15,403,585
5.705% 5/1/40	15,530,000	15,299,682
5.805% 5/1/50	36,500,000	35,733,518
5.93% 5/1/60	15,530,000	15,137,397
		123,012,266
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,585,026
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23	5,123,000	5,084,672
3.375% 7/1/25	33,735,000	31,995,427
4.25% 2/1/24	30,862,000	30,490,876
4.25% 9/15/24	21,001,000	20,530,203
		88,101,178
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	11,478,000	11,102,034
4.25% 4/15/26 (b)	8,740,000	8,092,281
4.375% 5/1/26 (b)	25,641,000	23,679,320
5.25% 5/15/24 (b)	20,991,000	20,664,418
6.375% 5/4/28 (b)	30,919,000	30,200,368
		93,738,421
TOTAL INDUSTRIALS		310,436,891
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	12,450,000	12,402,399
5.85% 7/15/25	6,711,000	6,799,066
6.02% 6/15/26	8,322,000	8,518,005
6.1% 7/15/27	12,320,000	12,819,064
6.2% 7/15/30	10,663,000	11,099,338
		51,637,872
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	8,829,000	7,674,879
2.45% 2/15/31 (b)	75,132,000	60,666,132
2.6% 2/15/33 (b)	75,132,000	58,426,567
3.5% 2/15/41 (b)	60,671,000	44,903,524
3.75% 2/15/51 (b)	28,473,000	20,544,543
		192,215,645
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	35,590,000	32,505,399
2.3% 3/25/28	56,229,000	49,749,173
2.8% 4/1/27	31,398,000	28,991,746
2.875% 3/25/31	59,040,000	50,195,895
3.6% 4/1/40	31,590,000	23,918,224
		185,360,437
TOTAL INFORMATION TECHNOLOGY		429,213,954
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	21,880,909
American Homes 4 Rent LP:
2.375% 7/15/31	4,099,000	3,252,915
3.625% 4/15/32	15,949,000	13,787,200
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	16,276,230
4.5% 12/1/28	20,395,000	18,243,788
6.75% 12/1/27	23,825,000	23,848,470
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	7,894,103
2.75% 4/15/31	6,692,000	4,989,503
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	6,410,041
3.5% 8/1/26	7,811,000	7,227,856
Healthpeak Op LLC:
3.25% 7/15/26	3,144,000	2,951,294
3.5% 7/15/29	3,594,000	3,265,666
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	30,199,388
Invitation Homes Operating Partnership LP 4.15% 4/15/32	23,566,000	21,151,705
Kite Realty Group Trust:
4% 3/15/25	32,398,000	30,673,679
4.75% 9/15/30	50,933,000	45,785,728
LXP Industrial Trust (REIT):
2.7% 9/15/30	9,405,000	7,541,329
4.4% 6/15/24	8,452,000	8,257,433
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	34,179,000	25,272,432
3.625% 10/1/29	33,134,000	27,107,713
4.375% 8/1/23	6,684,000	6,640,955
4.5% 1/15/25	14,849,000	14,266,499
4.5% 4/1/27	74,033,000	68,843,514
4.75% 1/15/28	36,570,000	33,525,911
4.95% 4/1/24	7,995,000	7,869,799
5.25% 1/15/26	31,863,000	30,970,472
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	5,264,602
Prologis LP 3.25% 6/30/26	318,000	304,980
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,571,346
2.85% 12/15/32	5,025,000	4,119,001
3.25% 1/15/31	5,362,000	4,691,710
3.4% 1/15/28	8,338,000	7,762,626
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	5,745,620
5% 12/15/23	4,492,000	4,444,223
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,271,126
3.375% 12/1/27	17,457,000	16,236,426
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	12,441,738
4.25% 2/1/26	16,356,000	15,453,833
Store Capital Corp.:
2.75% 11/18/30	10,084,000	7,307,714
4.625% 3/15/29	9,743,000	8,395,903
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	7,346,986
2.7% 7/15/31	23,304,000	18,386,818
Ventas Realty LP:
3% 1/15/30	43,597,000	37,513,664
3.5% 2/1/25	8,762,000	8,405,418
4% 3/1/28	12,591,000	11,748,626
4.125% 1/15/26	8,982,000	8,622,744
4.75% 11/15/30	53,358,000	50,639,880
VICI Properties LP:
4.375% 5/15/25	4,156,000	4,011,233
4.75% 2/15/28	32,852,000	31,265,248
4.95% 2/15/30	42,556,000	39,589,456
5.125% 5/15/32	10,727,000	10,015,182
Vornado Realty LP 2.15% 6/1/26	10,254,000	8,418,453
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	6,356,533
4% 2/1/25	32,062,000	31,171,840
4.6% 4/1/24	2,875,000	2,824,518
		867,461,979
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	24,749,000	18,258,725
4.1% 10/1/24	30,631,000	28,634,759
4.55% 10/1/29	31,499,000	21,980,259
7.55% 3/15/28	32,475,000	27,651,838
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	24,695,430
4.875% 3/1/26	4,233,000	4,156,716
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,016,532
Mid-America Apartments LP 4% 11/15/25	447,000	436,975
Tanger Properties LP:
2.75% 9/1/31	23,464,000	16,861,199
3.125% 9/1/26	16,163,000	14,349,046
3.875% 7/15/27	8,715,000	7,885,920
		165,927,399
TOTAL REAL ESTATE		1,033,389,378
UTILITIES - 1.2%
Electric Utilities - 0.4%
Alabama Power Co. 3.05% 3/15/32	33,143,000	28,994,615
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	16,792,389
Duke Energy Corp. 2.45% 6/1/30	14,856,000	12,456,522
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	7,078,000	5,668,785
2.775% 1/7/32 (b)	24,917,000	19,592,180
Entergy Corp. 2.8% 6/15/30	15,246,000	13,084,353
Exelon Corp.:
2.75% 3/15/27	7,336,000	6,777,945
3.35% 3/15/32	8,906,000	7,765,018
4.05% 4/15/30	9,268,000	8,692,468
4.1% 3/15/52	6,597,000	5,213,426
4.7% 4/15/50	4,127,000	3,588,022
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	11,086,554
		139,712,277
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,431,123	5,662,964
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	8,875,119
The AES Corp.:
2.45% 1/15/31	9,656,000	7,728,779
3.3% 7/15/25 (b)	45,861,000	43,462,470
3.95% 7/15/30 (b)	66,879,000	59,739,231
		119,805,599
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	3,923,278
NiSource, Inc.:
2.95% 9/1/29	47,860,000	42,164,539
3.6% 5/1/30	21,965,000	19,999,988
5.8% 2/1/42	11,523,000	11,209,696
5.95% 6/15/41	17,565,000	17,956,783
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	16,550,239
4.224% 3/15/32	30,357,000	27,619,809
Sempra Energy 6% 10/15/39	1,481,000	1,509,928
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	14,096,000	11,487,924
		152,422,184
TOTAL UTILITIES		417,603,024
TOTAL NONCONVERTIBLE BONDS (Cost $12,533,885,831)		11,303,737,952

U.S. Treasury Obligations - 33.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	238,590,000	168,289,829
1.875% 11/15/51	440,986,000	290,155,007
2% 11/15/41	311,610,000	228,984,661
2% 8/15/51	996,710,000	677,879,604
2.25% 2/15/52	336,840,000	242,945,850
2.875% 5/15/49	264,876,000	219,267,664
2.875% 5/15/52	83,620,000	69,241,280
3% 2/15/47	647,997,000	547,354,966
3.25% 5/15/42	163,800,000	147,119,273
3.625% 2/15/53	261,220,000	250,893,647
U.S. Treasury Notes:
0.875% 9/30/26	12,500,000	11,303,223
1.125% 8/31/28	300,720,000	262,848,075
1.25% 5/31/28	1,154,352,000	1,021,421,153
1.875% 2/28/27	350,000,000	325,048,829
2.5% 3/31/27	413,000,000	392,269,337
2.625% 7/31/29	300,000,000	281,496,093
2.75% 8/15/32	545,773,000	507,504,931
2.875% 5/15/32	783,535,000	737,104,432
3.125% 8/31/29	250,000,000	241,289,063
3.5% 2/15/33	750,000,000	741,093,750
3.625% 3/31/28	59,400,000	58,945,219
3.625% 5/31/28	650,000,000	646,292,972
3.625% 3/31/30	200,000,000	198,968,750
3.875% 11/30/29	375,000,000	377,753,906
4% 2/15/26	38,100,000	37,974,984
4% 2/29/28	25,600,000	25,825,000
4% 10/31/29	1,270,000,000	1,287,760,152
4% 2/28/30	350,000,000	355,591,796
4.125% 11/15/32	950,000,000	985,179,688
4.375% 10/31/24	32,900,000	32,689,234
4.625% 3/15/26	79,510,000	80,640,533
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,895,198,239)		11,451,132,901

U.S. Government Agency - Mortgage Securities - 25.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.7%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (c)(d)	24,802	25,020
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (c)(d)	44,704	44,912
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (c)(d)	45,311	45,558
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(d)	9,779	9,934
12 month U.S. LIBOR + 1.530% 3.94% 3/1/36 (c)(d)	2,708	2,725
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	28,368	28,998
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (c)(d)	46,972	47,345
12 month U.S. LIBOR + 1.620% 3.918% 5/1/35 (c)(d)	85,299	86,654
12 month U.S. LIBOR + 1.620% 3.95% 3/1/33 (c)(d)	43,273	43,615
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	23,236	23,596
12 month U.S. LIBOR + 1.630% 4.127% 11/1/36 (c)(d)	71,509	72,553
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(d)	65,150	66,421
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (c)(d)	14,658	14,969
12 month U.S. LIBOR + 1.680% 3.982% 7/1/43 (c)(d)	54,851	55,900
12 month U.S. LIBOR + 1.700% 4.1% 6/1/42 (c)(d)	371,650	380,584
12 month U.S. LIBOR + 1.710% 3.857% 8/1/35 (c)(d)	5,781	5,891
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (c)(d)	89,324	90,680
12 month U.S. LIBOR + 1.730% 4.294% 5/1/36 (c)(d)	69,994	71,601
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	132,907	136,105
12 month U.S. LIBOR + 1.750% 4.051% 7/1/35 (c)(d)	43,282	43,753
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (c)(d)	2,678,612	2,735,506
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	149,654	153,583
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(d)	196,841	199,812
12 month U.S. LIBOR + 1.810% 4.05% 7/1/41 (c)(d)	232,500	239,359
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(d)	72,975	74,070
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	121,627	124,503
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (c)(d)	116,627	118,380
12 month U.S. LIBOR + 1.820% 4.294% 2/1/35 (c)(d)	8,509	8,595
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	97,947	96,501
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	49,211	50,734
12 month U.S. LIBOR + 1.950% 4.4% 9/1/36 (c)(d)	44,154	44,711
6 month U.S. LIBOR + 1.470% 4.061% 10/1/33 (c)(d)	9,934	9,931
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (c)(d)	95,064	95,527
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (c)(d)	6,746	6,835
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (c)(d)	23,629	23,674
6 month U.S. LIBOR + 1.530% 3.844% 3/1/35 (c)(d)	34,653	34,732
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (c)(d)	12,880	13,128
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (c)(d)	12,692	12,910
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (c)(d)	2,367	2,394
6 month U.S. LIBOR + 1.960% 4.434% 9/1/35 (c)(d)	18,693	18,932
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	32,690	33,153
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	65,462	66,964
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (c)(d)	59,521	60,870
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.438% 12/1/33 (c)(d)	277,083	283,460
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.386% 5/1/35 (c)(d)	14,442	14,759
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.431% 7/1/34 (c)(d)	91,883	94,247
1.5% 11/1/35 to 4/1/52	242,698,413	197,226,791
2% 2/1/28 to 4/1/52 (e)	651,629,419	553,661,067
2.5% 1/1/28 to 2/1/52 (e)	773,921,792	676,010,369
3% 4/1/29 to 2/1/52 (f)(g)	439,669,420	397,662,850
3.4% 7/1/42 to 9/1/42	63,592	59,564
3.5% 5/1/36 to 4/1/52	217,431,626	201,820,231
3.65% 5/1/42 to 8/1/42	20,260	19,101
3.9% 4/1/42	5,518	5,273
4% 3/1/36 to 9/1/52	144,097,667	138,444,250
4.25% 11/1/41	10,843	10,532
4.5% to 4.5% 6/1/24 to 1/1/53	219,147,563	214,201,147
5% 6/1/23 to 12/1/52	106,555,629	105,933,465
5.274% 8/1/41 (c)	1,520,981	1,534,032
5.5% 12/1/23 to 2/1/53	55,027,165	55,059,074
5.5% 5/1/53	14,393,203	14,460,671
6% to 6% 9/1/29 to 12/1/52	44,634,035	45,350,174
6.5% 7/1/23 to 5/1/38	4,260,659	4,420,886
6.682% 2/1/39 (c)	656,148	671,293
7% to 7% 9/1/23 to 7/1/37	696,715	722,570
7.5% to 7.5% 8/1/23 to 9/1/32	354,584	366,785
8% 3/1/37	25,260	27,736
8.5% 9/1/25	120	121
9% 10/1/30	5,722	6,158
TOTAL FANNIE MAE		2,613,588,224
Freddie Mac - 6.0%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(d)	31,406	31,217
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	211,628	211,538
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(d)	104,255	104,444
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(d)	1,150,517	1,161,415
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	257,870	263,353
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	458,103	465,423
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (c)(d)	65,837	67,128
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	181,785	184,853
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (c)(d)	46,529	47,530
12 month U.S. LIBOR + 1.900% 4.179% 10/1/42 (c)(d)	158,332	160,894
12 month U.S. LIBOR + 1.910% 3.95% 6/1/41 (c)(d)	383,830	394,033
12 month U.S. LIBOR + 1.910% 4.055% 5/1/41 (c)(d)	382,416	392,231
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	119,907	123,127
12 month U.S. LIBOR + 1.910% 4.563% 5/1/41 (c)(d)	370,257	377,943
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (c)(d)	8,335	8,494
12 month U.S. LIBOR + 2.020% 4.93% 4/1/38 (c)(d)	57,220	58,215
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	1,916	1,931
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (c)(d)	68,948	70,716
12 month U.S. LIBOR + 2.160% 4.41% 11/1/35 (c)(d)	9,189	9,329
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(d)	120,113	122,436
6 month U.S. LIBOR + 1.120% 3.424% 8/1/37 (c)(d)	63,110	62,330
6 month U.S. LIBOR + 1.650% 6.179% 4/1/35 (c)(d)	48,088	48,683
6 month U.S. LIBOR + 1.880% 4.369% 10/1/36 (c)(d)	161,885	162,676
6 month U.S. LIBOR + 1.990% 4.435% 10/1/35 (c)(d)	78,607	79,181
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (c)(d)	56,325	57,758
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (c)(d)	25,387	26,123
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.907% 6/1/33 (c)(d)	115,774	117,162
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	2,806	2,843
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.809% 6/1/33 (c)(d)	238,948	242,828
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.39% 3/1/35 (c)(d)	403,570	412,264
1.5% 7/1/35 to 8/1/51	180,954,899	145,914,980
2% 6/1/35 to 4/1/52	601,211,273	507,628,214
2.5% 1/1/28 to 4/1/52	499,867,101	438,915,369
3% 6/1/31 to 4/1/52 (f)	266,355,073	240,497,941
3.5% 1/1/32 to 4/1/52 (f)	302,133,978	281,761,495
4% 1/1/36 to 10/1/52	165,505,499	159,658,110
4% 4/1/48	50,703	48,746
4.5% 6/1/25 to 3/1/53	55,762,999	55,075,661
5% 7/1/33 to 1/1/53	85,552,654	85,354,767
5.5% 10/1/52 to 3/1/53	79,390,607	80,033,857
5.5% 5/1/53	13,038,061	13,099,177
6% 3/1/24 to 11/1/52	3,197,454	3,262,035
6.5% 1/1/24 to 1/1/53	12,648,619	13,026,900
7% 3/1/26 to 9/1/36	775,894	810,796
7.5% 1/1/27 to 7/1/34	60,813	64,296
8% 7/1/24 to 4/1/32	16,891	17,815
8.5% 1/1/25 to 1/1/28	13,567	13,972
TOTAL FREDDIE MAC		2,030,652,229
Ginnie Mae - 5.6%
3.5% 10/20/40 to 12/20/49	70,672,168	66,719,447
4% 7/20/33 to 5/20/49	85,522,031	82,738,027
4.5% 6/20/33 to 5/20/42	31,380,226	31,190,333
5.5% 6/15/33 to 9/15/39	1,238,623	1,275,185
6% to 6% 10/15/30 to 5/15/40	2,457,598	2,559,241
7% to 7% 12/15/23 to 11/15/32	1,255,812	1,301,583
7.5% to 7.5% 7/15/23 to 9/15/31	180,688	184,911
8% 12/15/23 to 11/15/29	31,668	32,370
8.5% to 8.5% 11/15/27 to 1/15/31	15,245	16,130
2% 10/20/50 to 4/20/51	158,280,959	134,623,109
2% 6/1/53 (h)	123,150,000	104,427,235
2% 6/1/53 (h)	111,350,000	94,421,215
2% 6/1/53 (h)	39,400,000	33,409,931
2% 6/1/53 (h)	54,600,000	46,299,042
2% 6/1/53 (h)	31,800,000	26,965,376
2% 6/1/53 (h)	24,700,000	20,944,805
2% 7/1/53 (h)	102,900,000	87,344,309
2% 7/1/53 (h)	136,750,000	116,077,106
2% 7/1/53 (h)	33,850,000	28,732,797
2.5% 7/20/51 to 12/20/51	56,489,029	49,395,537
2.5% 6/1/53 (h)	128,500,000	112,218,022
2.5% 6/1/53 (h)	97,850,000	85,451,622
2.5% 6/1/53 (h)	31,600,000	27,596,027
2.5% 6/1/53 (h)	29,125,000	25,434,630
2.5% 7/1/53 (h)	87,350,000	76,350,294
3% 4/15/42 to 2/20/50 (f)(g)	29,163,567	26,685,432
3% 6/1/53 (h)	64,100,000	57,643,893
3% 6/1/53 (h)	96,000,000	86,330,947
3% 6/1/53 (h)	33,450,000	30,080,939
3% 6/1/53 (h)	6,250,000	5,620,504
3% 6/1/53 (h)	2,350,000	2,113,310
3% 6/1/53 (h)	30,900,000	27,787,774
3% 6/1/53 (h)	18,725,000	16,839,031
3% 7/1/53 (h)	96,800,000	87,118,432
3.5% 6/1/53 (h)	38,300,000	35,495,077
3.5% 6/1/53 (h)	27,100,000	25,115,315
3.5% 6/1/53 (h)	57,600,000	53,381,629
3.5% 7/1/53 (h)	53,550,000	49,663,796
4% 6/1/53 (h)	31,200,000	29,647,975
4.5% 6/1/53 (h)	36,600,000	35,543,021
5% 12/15/32 to 4/20/48 (f)	16,255,488	16,399,392
5% 6/1/53 (h)	35,200,000	34,726,768
5.5% 6/1/53 (h)	17,800,000	17,780,408
5.5% 6/1/53 (h)	8,700,000	8,690,424
5.5% 6/1/53 (h)	21,600,000	21,576,225
6.5% 3/20/31 to 6/15/37	326,644	341,487
TOTAL GINNIE MAE		1,924,290,063
Uniform Mortgage Backed Securities - 6.2%
1.5% 6/1/38 (h)	35,950,000	31,415,522
1.5% 6/1/38 (h)	26,900,000	23,507,025
1.5% 6/1/38 (h)	32,725,000	28,597,301
1.5% 6/1/53 (h)	62,325,000	48,597,532
2% 6/1/38 (h)	11,300,000	10,118,223
2% 6/1/38 (h)	23,550,000	21,087,094
2% 6/1/53 (h)	113,200,000	93,076,051
2% 6/1/53 (h)	53,500,000	43,989,123
2% 6/1/53 (h)	26,700,000	21,953,450
2% 6/1/53 (h)	94,300,000	77,535,968
2% 6/1/53 (h)	33,600,000	27,626,814
2% 6/1/53 (h)	47,150,000	38,767,984
2% 6/1/53 (h)	70,900,000	58,295,866
2% 6/1/53 (h)	63,600,000	52,293,612
2% 6/1/53 (h)	21,300,000	17,513,427
2% 6/1/53 (h)	14,000,000	11,511,172
2% 6/1/53 (h)	24,700,000	20,308,997
2% 6/1/53 (h)	13,100,000	10,771,168
2% 6/1/53 (h)	66,800,000	54,924,737
2% 7/1/53 (h)	76,200,000	62,745,938
2% 7/1/53 (h)	76,200,000	62,745,938
2% 7/1/53 (h)	65,000,000	53,523,438
2.5% 6/1/38 (h)	8,900,000	8,182,438
2.5% 6/1/53 (h)	71,400,000	60,982,854
2.5% 6/1/53 (h)	14,550,000	12,427,178
2.5% 6/1/53 (h)	14,600,000	12,469,883
2.5% 6/1/53 (h)	36,800,000	31,430,939
2.5% 6/1/53 (h)	6,500,000	5,551,660
2.5% 7/1/53 (h)	51,750,000	44,171,455
3% 6/1/38 (h)	450,000	424,582
3% 6/1/53 (h)	49,700,000	44,034,975
3% 6/1/53 (h)	34,700,000	30,744,741
3% 6/1/53 (h)	12,550,000	11,119,496
3% 6/1/53 (h)	10,800,000	9,568,968
3.5% 6/1/53 (h)	13,600,000	12,476,938
4% 6/1/53 (h)	74,800,000	70,662,625
4% 6/1/53 (h)	46,800,000	44,211,375
4% 6/1/53 (h)	33,500,000	31,647,031
4.5% 6/1/53 (h)	44,700,000	43,250,741
4.5% 6/1/53 (h)	39,300,000	38,025,819
5% 6/1/38 (h)	17,250,000	17,206,201
5% 6/1/38 (h)	34,250,000	34,163,036
5% 6/1/38 (h)	42,850,000	42,741,200
5% 6/1/38 (h)	25,700,000	25,634,745
5% 6/1/38 (h)	13,700,000	13,665,214
5% 6/1/38 (h)	12,200,000	12,169,023
5% 6/1/38 (h)	20,100,000	20,048,964
5% 6/1/38 (h)	26,250,000	26,183,349
5% 6/1/38 (h)	26,850,000	26,781,825
5% 6/1/53 (h)	59,400,000	58,502,038
5% 6/1/53 (h)	24,700,000	24,326,605
5% 6/1/53 (h)	56,300,000	55,448,902
5.5% 6/1/53 (h)	63,050,000	63,008,129
5.5% 6/1/53 (h)	28,700,000	28,680,940
5.5% 6/1/53 (h)	70,150,000	70,103,413
5.5% 6/1/53 (h)	43,025,000	42,996,427
5.5% 6/1/53 (h)	28,100,000	28,081,339
5.5% 6/1/53 (h)	27,900,000	27,881,472
5.5% 7/1/53 (h)	110,150,000	110,063,940
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,109,976,840
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,131,248,810)		8,678,507,356

Asset-Backed Securities - 7.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)(i)	13,612,556	8,644,659
Series 2019-1 Class A, 3.844% 5/15/39 (b)	9,905,386	7,132,151
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	26,685,660	21,066,247
Class B, 4.458% 10/16/39 (b)	5,909,968	2,080,781
Series 2021-1A Class A, 2.95% 11/16/41 (b)	26,884,789	24,224,539
Series 2021-2A Class A, 2.798% 1/15/47 (b)	50,156,270	42,908,689
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	8,704,000	8,583,998
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (b)(c)(d)	21,227,000	20,749,881
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (b)(c)(d)	56,239,000	54,766,494
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(c)(d)	28,071,000	27,602,635
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (b)(c)(d)	27,167,000	26,417,028
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	8,676,588	7,291,036
Class B, 4.335% 1/16/40 (b)	1,551,112	777,954
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (b)(c)(d)	31,563,000	31,163,981
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 6.2851% 4/25/34 (b)(c)(d)	18,644,000	18,171,300
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (b)(c)(d)	34,311,000	33,616,511
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (b)(c)(d)	42,880,000	41,630,220
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (b)(c)(d)	37,984,000	37,043,630
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (b)(c)(d)	12,146,000	11,952,490
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (b)(c)(d)	21,905,000	21,349,270
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 6.2751% 4/25/34 (b)(c)(d)	40,974,000	39,992,919
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (b)(c)(d)	36,000,000	35,542,116
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 6.263% 2/25/35 (c)(d)	264,213	259,728
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (b)(c)(d)	33,084,000	32,257,595
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	32,235,770	29,578,898
Class AA, 2.487% 12/16/41 (b)(c)	2,456,081	2,351,796
Series 2021-1A Class A, 2.443% 7/15/46 (b)	40,587,917	35,597,226
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (b)(c)(d)	33,783,487	33,403,051
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	21,423,862	19,039,601
Class B, 5.095% 4/15/39 (b)	11,988,233	8,676,244
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	12,584,617	11,366,814
Series 2021-1A Class A, 3.474% 1/15/46 (b)	7,866,336	7,217,363
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	26,444,000	25,946,297
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (b)(c)(d)	39,364,000	38,321,287
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	19,756,000	19,268,363
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (b)(c)(d)	32,995,000	31,978,589
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (b)(c)(d)	32,158,000	31,129,394
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	15,352,632	14,695,777
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 6.488% 10/25/37 (b)(c)(d)	40,778	40,624
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (b)(c)(d)	35,800,000	34,772,612
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (b)(c)(d)	47,700,000	46,789,359
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	30,056,595	27,808,722
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	2,728,688	2,527,862
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (b)(c)(d)	22,130,000	21,465,945
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	21,386,000	20,916,342
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (b)(c)(d)	25,810,000	25,476,793
Dryden Senior Loan Fund:
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 6.4303% 1/16/32 (c)(d)	346,000	342,428
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (b)(c)(d)	23,800,000	23,392,663
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (b)(c)(d)	29,140,000	28,411,675
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (b)(c)(d)	16,803,000	16,373,885
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	14,552,000	14,328,438
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (b)(c)(d)	37,869,000	37,066,064
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (b)(c)(d)	7,800,000	7,662,993
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (b)(c)(d)	24,705,000	24,198,276
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (b)(c)(d)	32,500,000	31,898,555
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (b)(c)(d)	43,083,000	42,489,230
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	52,066,000	51,788,847
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	9,193,000	9,174,258
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	14,844,000	14,863,793
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	12,475,180	10,759,793
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	12,129,714	10,370,857
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (b)(c)(d)	22,628,000	22,104,184
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (b)(c)(d)	30,000,000	29,059,410
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (b)(c)(d)	16,500,000	16,294,344
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 6.1927% 1/22/28 (b)(c)(d)	20,174,180	19,999,088
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (b)(c)(d)	38,620,000	37,998,913
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (b)(c)(d)	36,551,000	35,568,911
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (b)(c)(d)	24,703,000	24,257,630
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.4727% 1/22/31 (b)(c)(d)	10,024,000	9,811,431
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (b)(c)(d)	7,927,000	7,750,751
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	39,908,000	38,999,694
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (b)(c)(d)	31,864,000	31,120,645
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 6.3851% 1/25/35 (b)(c)(d)	26,894,000	26,241,471
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (b)(c)(d)	33,150,000	32,613,633
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (b)(c)(d)	36,047,917	35,643,315
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.383% 1/25/36 (c)(d)	329,556	322,310
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (b)(c)(d)	13,185,000	12,922,052
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	27,438,300	23,469,405
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	26,264,700	23,575,562
Class A2II, 4.008% 12/5/51 (b)	23,469,930	19,427,117
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	22,872,298	19,212,959
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (b)(c)(d)	46,460,000	45,585,716
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (b)(c)(d)	42,692,000	41,709,785
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	24,341,849	20,486,344
Class B, 4.335% 3/15/40 (b)(i)	2,922,293	2,052,926
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	34,963,000	33,193,439
1.884% 7/15/50 (b)	12,544,000	11,328,829
2.328% 7/15/52 (b)	9,591,000	8,279,419
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (b)(c)(d)	44,162,000	43,155,239
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	4,219,000	4,134,443
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (b)(c)(d)	41,341,000	40,263,778
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (b)(c)(d)	36,991,000	36,281,846
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (c)(d)	82,001	78,079
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	26,639,585	22,777,378
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	36,537,966	30,509,932
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	16,041,000	15,943,484
Class A3, 4.93% 4/20/26 (b)	16,605,000	16,537,713
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.7789% 4/6/42 (b)(c)(d)(i)	2,720,000	1,986,476
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	11,300,000	10,742,716
Series 2023 2 Class A, 4.89% 4/13/28	9,100,000	9,067,649
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (b)(c)(d)	35,926,000	35,485,727
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (b)(c)(d)	22,263,000	21,781,607
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	44,263,000	43,265,578
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (b)(c)(d)	22,574,000	22,091,232
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	9,572,000	9,524,900
Class A3, 4.66% 5/15/28	17,581,000	17,503,740
TOTAL ASSET-BACKED SECURITIES (Cost $2,496,602,172)		2,376,877,366

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	9,792,124	9,349,451
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	11,228,749	10,821,282
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	14,115,578	13,318,373
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	12,543,004	12,006,800
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	21,391	20,892
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.4303% 5/27/37 (b)(c)(d)	51,698	49,521
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(i)	316,680	32
Class AA1, 1 month U.S. LIBOR + 0.280% 4.4303% 5/27/37 (b)(c)(d)	278,250	256,552
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	12,305,153	11,350,384
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	15,883,894	14,443,914
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	4,873,522	4,328,506
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	6,463,693	6,242,779
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	10,161,002	8,705,249
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	12,186,183	11,644,311
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	7,176,917	6,632,096
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	3,950	3,454
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.778% 9/25/43 (c)(d)	101,509	94,009
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	18,415,956	17,006,563
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.4038% 9/25/33 (c)	11,172	10,659
TOTAL PRIVATE SPONSOR		126,284,827
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.938% 2/25/32 (c)(d)	16,449	16,444
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 6.1113% 3/18/32 (c)(d)	30,631	30,791
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 6.138% 4/25/32 (c)(d)	34,423	34,607
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 6.138% 10/25/32 (c)(d)	42,390	42,623
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.888% 1/25/32 (c)(d)	15,740	15,712
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 2.962% 12/25/33 (c)(j)(k)	607,699	92,662
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 1.542% 11/25/36 (c)(j)(k)	431,186	41,951
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	12,583	12,548
Series 1996-28 Class PK, 6.5% 7/25/25	7,572	7,557
Series 1999-17 Class PG, 6% 4/25/29	179,835	181,236
Series 1999-32 Class PL, 6% 7/25/29	215,056	217,129
Series 1999-33 Class PK, 6% 7/25/29	158,546	160,081
Series 2001-52 Class YZ, 6.5% 10/25/31	24,973	25,765
Series 2005-102 Class CO 11/25/35 (l)	101,265	86,229
Series 2005-39 Class TE, 5% 5/25/35	23,224	23,429
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 4.1912% 8/25/35 (c)(k)	23,191	23,916
Series 2005-81 Class PC, 5.5% 9/25/35	303,890	310,256
Series 2006-12 Class BO 10/25/35 (l)	459,715	395,993
Series 2006-15 Class OP 3/25/36 (l)	589,744	497,760
Series 2006-37 Class OW 5/25/36 (l)	58,967	46,522
Series 2006-45 Class OP 6/25/36 (l)	183,121	145,929
Series 2006-62 Class KP 4/25/36 (l)	281,073	230,428
Series 2012-149:
Class DA, 1.75% 1/25/43	2,367,721	2,148,608
Class GA, 1.75% 6/25/42	2,575,366	2,317,346
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	31,174	31,633
Series 1999-25 Class Z, 6% 6/25/29	161,787	162,188
Series 2001-20 Class Z, 6% 5/25/31	199,792	202,393
Series 2001-31 Class ZC, 6.5% 7/25/31	94,305	95,481
Series 2002-16 Class ZD, 6.5% 4/25/32	76,491	79,081
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.412% 11/25/32 (c)(j)(k)	162,403	4,714
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	193,611	5,315
Series 2020-80 Class BA, 1.5% 3/25/45	8,665,060	7,416,750
Series 2022-1 Class KA, 3% 5/25/48	4,070,610	3,706,190
Series 2022-3 Class N, 2% 10/25/47	48,300,000	41,813,416
Series 2022-30 Class E, 4.5% 7/25/48	10,711,794	10,338,156
Series 2022-35 Class CK, 4% 3/25/47	14,605,511	14,010,156
Series 2022-49 Class TC, 4% 12/25/48	3,470,467	3,373,030
Series 2022-7 Class A, 3% 5/25/48	5,791,596	5,273,788
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.502% 12/25/36 (c)(j)(k)	297,563	30,764
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.302% 5/25/37 (c)(j)(k)	159,249	19,190
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 5.2667% 9/25/23 (c)(k)	438	437
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 2.962% 3/25/33 (c)(j)(k)	41,211	4,989
Series 2005-72 Class ZC, 5.5% 8/25/35	2,376,167	2,411,785
Series 2005-79 Class ZC, 5.9% 9/25/35	986,957	1,004,419
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 9.792% 6/25/37 (c)(k)	140,725	178,551
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (c)(k)	195,206	248,660
Class SB, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (c)(k)	57,170	64,674
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.212% 3/25/38 (c)(j)(k)	1,018,848	103,796
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 0.912% 12/25/40 (c)(j)(k)	1,030,269	69,526
Class ZA, 4.5% 12/25/40	1,464,164	1,496,065
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	187,485	2,945
Series 2010-150 Class ZC, 4.75% 1/25/41	3,463,824	3,477,999
Series 2010-95 Class ZC, 5% 9/25/40	7,747,396	7,800,531
Series 2011-39 Class ZA, 6% 11/25/32	690,609	707,239
Series 2011-4 Class PZ, 5% 2/25/41	1,067,941	1,048,914
Series 2011-67 Class AI, 4% 7/25/26 (j)	68,555	1,663
Series 2011-83 Class DI, 6% 9/25/26 (j)	247	1
Series 2012-100 Class WI, 3% 9/25/27 (j)	1,471,203	59,470
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.512% 12/25/30 (c)(j)(k)	102,404	288
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.412% 6/25/41 (c)(j)(k)	134,172	1,103
Series 2013-133 Class IB, 3% 4/25/32 (j)	501,990	13,130
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.912% 1/25/44 (c)(j)(k)	484,698	53,620
Series 2013-51 Class GI, 3% 10/25/32 (j)	1,744,571	101,196
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.582% 6/25/35 (c)(j)(k)	842,947	68,005
Series 2015-42 Class IL, 6% 6/25/45 (j)	2,948,030	503,980
Series 2015-70 Class JC, 3% 10/25/45	4,278,202	4,029,701
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	1,733,160	299,950
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	149,568	23,909
Series 343 Class 16, 5.5% 5/25/34 (j)	140,194	22,687
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	102,069	19,822
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	62,841	10,449
Class 13, 6% 3/25/34 (j)	91,856	16,663
Series 359 Class 19, 6% 7/25/35 (c)(j)	54,250	10,206
Series 384 Class 6, 5% 7/25/37 (j)	598,795	101,383
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.9074% 1/15/32 (c)(d)	12,252	12,243
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (c)(d)	18,796	18,835
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 6.1074% 3/15/32 (c)(d)	16,108	16,188
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 6.0074% 6/15/31 (c)(d)	29,744	29,797
Class FG, 1 month U.S. LIBOR + 0.900% 6.0074% 3/15/32 (c)(d)	10,144	10,164
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 5.3574% 5/15/37 (c)(d)	765,876	754,628
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	229,213	231,827
Series 2101 Class PD, 6% 11/15/28	17,675	17,857
Series 2104 Class PG, 6% 12/15/28	4,461	4,512
Series 2121 Class MG, 6% 2/15/29	91,215	92,229
Series 2131 Class BG, 6% 3/15/29	599,789	606,865
Series 2137 Class PG, 6% 3/15/29	92,630	93,708
Series 2154 Class PT, 6% 5/15/29	171,603	173,597
Series 2162 Class PH, 6% 6/15/29	32,638	32,934
Series 2520 Class BE, 6% 11/15/32	309,704	318,418
Series 2693 Class MD, 5.5% 10/15/33	803,825	812,314
Series 2802 Class OB, 6% 5/15/34	245,282	248,744
Series 3002 Class NE, 5% 7/15/35	686,991	687,508
Series 3110 Class OP 9/15/35 (l)	167,401	154,247
Series 3119 Class PO 2/15/36 (l)	700,924	562,968
Series 3121 Class KO 3/15/36 (l)	109,780	90,208
Series 3123 Class LO 3/15/36 (l)	391,677	317,378
Series 3145 Class GO 4/15/36 (l)	405,981	330,592
Series 3189 Class PD, 6% 7/15/36	630,019	653,000
Series 3225 Class EO 10/15/36 (l)	207,709	164,973
Series 3258 Class PM, 5.5% 12/15/36	249,898	256,135
Series 3415 Class PC, 5% 12/15/37	290,411	288,179
Series 3806 Class UP, 4.5% 2/15/41	1,361,077	1,356,457
Series 3832 Class PE, 5% 3/15/41	2,744,444	2,746,277
Series 4135 Class AB, 1.75% 6/15/42	1,906,076	1,725,294
sequential payer:
Series 2020-5066 Class A, 1.5% 11/25/44	2,905,290	2,432,370
Series 2022-5189 Class DA, 2.5% 5/25/49	3,075,280	2,667,759
Series 2022-5190 Class BA, 2.5% 11/25/47	2,941,889	2,603,088
Series 2022-5197 Class DA, 2.5% 11/25/47	2,234,622	1,977,436
Series 2022-5198 Class BA, 2.5% 11/25/47	10,355,475	9,288,859
Series 2022-5202 Class LB, 2.5% 10/25/47	2,385,544	2,105,006
Series 2114 Class ZM, 6% 1/15/29	1,965	1,987
Series 2135 Class JE, 6% 3/15/29	50,430	51,062
Series 2274 Class ZM, 6.5% 1/15/31	65,121	65,856
Series 2281 Class ZB, 6% 3/15/30	117,380	118,729
Series 2303 Class ZV, 6% 4/15/31	63,142	64,004
Series 2357 Class ZB, 6.5% 9/15/31	488,643	501,552
Series 2502 Class ZC, 6% 9/15/32	127,722	131,321
Series 2519 Class ZD, 5.5% 11/15/32	174,718	177,811
Series 2998 Class LY, 5.5% 7/15/25	49,481	49,292
Series 3871 Class KB, 5.5% 6/15/41	2,553,208	2,651,089
Series 4423 Class NJ, 3% 9/15/41	1,634,656	1,616,073
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.4926% 2/15/36 (c)(j)(k)	211,544	19,434
Series 1658 Class GZ, 7% 1/15/24	1,111	1,112
Series 2013-4281 Class AI, 4% 12/15/28 (j)	427,830	6,920
Series 2017-4683 Class LM, 3% 5/15/47	4,266,476	4,012,659
Series 2021-5083 Class VA, 1% 8/15/38	14,199,171	13,198,043
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 3.0926% 11/15/31 (c)(j)(k)	16,784	601
Series 2587 Class IM, 6.5% 3/15/33 (j)	4,500	772
Series 2933 Class ZM, 5.75% 2/15/35	2,275,764	2,355,060
Series 2935 Class ZK, 5.5% 2/15/35	2,756,330	2,826,239
Series 2947 Class XZ, 6% 3/15/35	1,252,926	1,293,536
Series 2996 Class ZD, 5.5% 6/15/35	1,512,739	1,548,472
Series 3237 Class C, 5.5% 11/15/36	2,049,632	2,063,547
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.5526% 11/15/36 (c)(j)(k)	901,313	87,566
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 1.6426% 3/15/37 (c)(j)(k)	1,364,827	143,949
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 1.6526% 4/15/37 (c)(j)(k)	1,905,917	235,112
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.4726% 6/15/37 (c)(j)(k)	591,743	69,518
Series 3949 Class MK, 4.5% 10/15/34	505,477	499,808
Series 4055 Class BI, 3.5% 5/15/31 (j)	468,513	10,639
Series 4149 Class IO, 3% 1/15/33 (j)	957,978	75,333
Series 4314 Class AI, 5% 3/15/34 (j)	129,139	3,631
Series 4427 Class LI, 3.5% 2/15/34 (j)	1,611,549	93,335
Series 4471 Class PA 4% 12/15/40	2,288,859	2,229,130
target amortization class Series 2156 Class TC, 6.25% 5/15/29	65,798	65,905
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.8477% 2/15/24 (c)(d)	2,698	2,698
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	5,372	5,425
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	68,086	68,685
Series 2056 Class Z, 6% 5/15/28	170,206	172,079
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	5,708,385	5,607,502
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.5846% 6/16/37 (c)(j)(k)	383,330	41,223
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.5677% 3/20/60 (c)(d)(m)	3,792,150	3,772,444
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 7/20/60 (c)(d)(m)	732,535	725,621
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.1577% 9/20/60 (c)(d)(m)	834,145	826,372
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.1577% 8/20/60 (c)(d)(m)	653,041	646,772
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.2377% 12/20/60 (c)(d)(m)	1,775,184	1,760,615
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 12/20/60 (c)(d)(m)	1,522,870	1,513,956
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 2/20/61 (c)(d)(m)	1,329,980	1,320,723
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.3477% 2/20/61 (c)(d)(m)	2,028,838	2,015,097
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 4/20/61 (c)(d)(m)	1,481,404	1,471,599
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (c)(d)(m)	2,599,011	2,584,646
Class FC, 1 month U.S. LIBOR + 0.500% 5.3577% 5/20/61 (c)(d)(m)	1,702,895	1,692,645
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.3877% 6/20/61 (c)(d)(m)	1,919,011	1,908,359
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 5.4077% 9/20/61 (c)(d)(m)	390,859	388,679
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 10/20/61 (c)(d)(m)	2,226,724	2,216,520
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 5.5484% 8/20/42 (c)(d)	212,241	206,558
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 11/20/61 (c)(d)(m)	2,135,052	2,126,985
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.5577% 1/20/62 (c)(d)(m)	1,092,933	1,088,871
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 1/20/62 (c)(d)(m)	1,933,555	1,924,183
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.4877% 3/20/62 (c)(d)(m)	925,524	920,196
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (c)(d)(m)	23,586	23,279
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 5.3777% 10/20/62 (c)(d)(m)	241,525	239,801
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 5.2177% 3/20/63 (c)(d)(m)	336,001	332,811
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 5.4577% 1/20/64 (c)(d)(m)	1,109,880	1,104,386
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 5.4577% 12/20/63 (c)(d)(m)	5,443,380	5,426,677
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 5.3577% 6/20/64 (c)(d)(m)	1,539,420	1,530,179
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.7397% 3/20/65 (c)(d)(m)	26,033	25,855
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.9101% 5/20/63 (c)(d)(m)	24,147	23,672
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.9322% 4/20/63 (c)(d)(m)	42,952	42,235
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5948% 12/20/62 (c)(d)(m)	7,327	7,156
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 5.5484% 1/20/49 (c)(d)	5,646,747	5,555,556
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.6484% 10/20/49 (c)(d)	2,005,303	1,954,229
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.5984% 2/20/49 (c)(d)	4,154,752	4,076,348
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (c)(k)	2,865,287	2,382,193
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	132,401	8,669
Series 2016-69 Class WA, 3% 2/20/46	4,771,740	4,403,233
Series 2017-134 Class BA, 2.5% 11/20/46	2,876,441	2,595,889
Series 2017-153 Class GA, 3% 9/20/47	5,383,986	4,887,773
Series 2017-182 Class KA, 3% 10/20/47	4,166,416	3,786,479
Series 2018-13 Class Q, 3% 4/20/47	5,303,664	4,886,965
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,067,503	1,057,112
Series 2010-160 Class DY, 4% 12/20/40	5,659,122	5,540,908
Series 2010-170 Class B, 4% 12/20/40	1,256,807	1,230,513
Series 2017-139 Class BA, 3% 9/20/47	9,653,504	8,752,454
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.3946% 5/16/34 (c)(j)(k)	232,700	17,926
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.0946% 8/17/34 (c)(j)(k)	216,914	25,214
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 9.5674% 6/16/37 (c)(k)	9,485	11,122
Series 2010-116 Class QB, 4% 9/16/40	1,350,380	1,314,330
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 0.8446% 2/16/40 (c)(j)(k)	1,339,409	82,648
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 5/20/60 (c)(d)(m)	2,108,455	2,090,409
Series 2011-52 Class HI, 7% 4/16/41 (j)	55,278	8,430
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 0.9516% 7/20/41 (c)(j)(k)	547,460	54,890
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.5946% 6/16/42 (c)(j)(k)	851,993	83,394
Series 2013-149 Class MA, 2.5% 5/20/40	4,149,965	3,968,435
Series 2014-2 Class BA, 3% 1/20/44	9,872,013	9,012,956
Series 2014-21 Class HA, 3% 2/20/44	3,654,857	3,343,171
Series 2014-25 Class HC, 3% 2/20/44	6,253,646	5,692,250
Series 2014-5 Class A, 3% 1/20/44	5,376,707	4,908,123
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	75,961	71,328
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.08% 5/20/66 (c)(d)(m)	684,345	682,056
Series 2017-186 Class HK, 3% 11/16/45	609,124	554,332
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (c)(d)(m)	8,809,050	8,761,567
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3016% 5/20/65 (c)(m)	396,866	389,314
TOTAL U.S. GOVERNMENT AGENCY		323,731,934
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $471,916,718)		450,016,761

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(c)(d)	23,840,000	23,155,651
Class B, CME Term SOFR 1 Month Index + 1.550% 6.61% 1/15/39 (b)(c)(d)	4,503,000	4,369,184
Class C, CME Term SOFR 1 Month Index + 2.150% 7.21% 1/15/39 (b)(c)(d)	3,215,000	3,100,354
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,600,000	35,314,021
Class ANM, 3.112% 11/5/32 (b)	22,568,000	20,594,783
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	5,065,000	4,248,171
Class CNM, 3.7186% 11/5/32 (b)(c)	2,095,000	1,656,929
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	18,288,000	16,987,939
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	901,634
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	23,325,697
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	11,187,596
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	5,900,000	5,972,260
Class A3, 6.26% 4/15/56	18,200,000	18,849,327
Series 2020-BN25 Class XB, 0.4393% 1/15/63 (c)(j)	27,800,000	679,774
Series 2021-BN33 Class XA, 1.056% 5/15/64 (c)(j)	14,533,432	822,069
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 5.738% 11/25/35 (b)(c)(d)	14,509	13,204
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 5.723% 1/25/36 (b)(c)(d)	34,641	31,771
Class M1, 1 month U.S. LIBOR + 0.670% 5.813% 1/25/36 (b)(c)(d)	11,175	10,200
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 5.543% 12/25/36 (b)(c)(d)	77,187	70,840
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 5.543% 3/25/37 (b)(c)(d)	19,560	17,570
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 5.408% 7/25/37 (b)(c)(d)	61,639	54,433
Class A2, 1 month U.S. LIBOR + 0.320% 5.458% 7/25/37 (b)(c)(d)	57,778	50,855
Class M1, 1 month U.S. LIBOR + 0.370% 5.508% 7/25/37 (b)(c)(d)	19,719	17,294
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 5.573% 7/25/37 (b)(c)(d)	21,060	18,608
Class M1, 1 month U.S. LIBOR + 0.310% 5.603% 7/25/37 (b)(c)(d)	11,173	9,701
Class M2, 1 month U.S. LIBOR + 0.340% 5.648% 7/25/37 (b)(c)(d)	11,964	10,359
Class M3, 1 month U.S. LIBOR + 0.370% 5.693% 7/25/37 (b)(c)(d)	19,182	16,671
Class M4, 1 month U.S. LIBOR + 0.500% 5.888% 7/25/37 (b)(c)(d)	30,255	26,208
Class M5, 1 month U.S. LIBOR + 0.600% 6.038% 7/25/37 (b)(c)(d)	16,581	19,065
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	3,774,993
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	6,109,959
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	21,819,362
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	46,648,965
Series 2019-B14 Class XA, 0.7749% 12/15/62 (c)(j)	147,745,977	4,486,735
Series 2020-B17 Class XA, 1.4154% 3/15/53 (c)(j)	134,757,381	7,698,730
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (b)(c)(d)	18,140,000	18,019,481
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(d)	82,074,000	79,515,343
Class B, CME Term SOFR 1 Month Index + 2.440% 7.5063% 4/15/37 (b)(c)(d)	21,804,000	21,171,832
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(c)(d)	43,844,000	42,328,506
Class B, 1 month U.S. LIBOR + 0.890% 6.0068% 10/15/36 (b)(c)(d)	6,559,000	6,291,073
Class C, 1 month U.S. LIBOR + 1.090% 6.2066% 10/15/36 (b)(c)(d)	8,779,000	8,356,957
Class D, 1 month U.S. LIBOR + 1.290% 6.4063% 10/15/36 (b)(c)(d)	8,523,000	8,040,977
Class E, 1 month U.S. LIBOR + 1.940% 7.0555% 10/15/36 (b)(c)(d)	29,632,000	28,012,081
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (b)(c)(d)	54,114,924	52,566,084
Class B, CME Term SOFR 1 Month Index + 1.310% 6.3716% 2/15/39 (b)(c)(d)	16,305,313	15,683,083
Class C, CME Term SOFR 1 Month Index + 1.560% 6.621% 2/15/39 (b)(c)(d)	16,305,313	15,479,086
Class D, CME Term SOFR 1 Month Index + 1.960% 7.0201% 2/15/39 (b)(c)(d)	16,305,313	15,401,829
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.0495% 11/15/32 (b)(c)(d)	1,688,087	1,669,991
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.407% 4/15/34 (b)(c)(d)	16,075,000	15,707,726
Class C, 1 month U.S. LIBOR + 1.600% 6.707% 4/15/34 (b)(c)(d)	10,627,000	10,357,233
Class D, 1 month U.S. LIBOR + 1.900% 7.007% 4/15/34 (b)(c)(d)	11,156,000	10,844,497
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (b)(c)(d)	32,462,000	32,049,908
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.733% 9/15/37 (b)(c)(d)	8,036,000	7,469,707
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.2538% 10/15/36 (b)(c)(d)	15,196,300	15,024,711
Class C, CME Term SOFR 1 Month Index + 1.360% 6.4238% 10/15/36 (b)(c)(d)	19,103,750	18,814,485
Class D, CME Term SOFR 1 Month Index + 1.560% 6.6238% 10/15/36 (b)(c)(d)	30,204,750	29,671,186
Class E, CME Term SOFR 1 Month Index + 1.910% 6.9738% 10/15/36 (b)(c)(d)	38,021,350	37,253,783
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	20,271,000	20,258,276
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.5503% 4/15/37 (b)(c)(d)	41,273,866	40,718,749
Class B, CME Term SOFR 1 Month Index + 1.940% 6.9993% 4/15/37 (b)(c)(d)	21,039,309	20,690,538
Class C, CME Term SOFR 1 Month Index + 2.290% 7.3493% 4/15/37 (b)(c)(d)	4,747,288	4,613,655
Class D, CME Term SOFR 1 Month Index + 2.830% 7.8983% 4/15/37 (b)(c)(d)	3,975,212	3,794,270
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	13,979,806	13,883,339
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,504,232	2,384,026
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	52,201,228	45,614,054
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(d)	16,796,000	16,541,677
Class B, 1 month U.S. LIBOR + 1.250% 6.3574% 11/15/36 (b)(c)(d)	9,400,000	9,210,232
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(c)(d)	43,485,635	42,934,959
Class B, 1 month U.S. LIBOR + 1.500% 6.607% 6/15/34 (b)(c)(d)	8,518,674	8,281,387
Class C, 1 month U.S. LIBOR + 1.750% 6.857% 6/15/34 (b)(c)(d)	9,623,333	9,209,115
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.871% 9/10/58 (c)(j)	2,606,091	40,480
Series 2016-P6 Class XA, 0.5591% 12/10/49 (c)(j)	2,085,253	32,788
Series 2019-GC41 Class XA, 1.0405% 8/10/56 (c)(j)	14,748,231	625,695
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	6,554,646
Series 2014-CR20 Class XA, 0.928% 11/10/47 (c)(j)	589,074	5,211
Series 2014-LC17 Class XA, 0.6585% 10/10/47 (c)(j)	1,751,128	10,939
Series 2014-UBS6 Class XA, 0.8327% 12/10/47 (c)(j)	1,427,586	12,552
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (b)(c)(d)	3,732,713	3,709,493
Class B, 1 month U.S. LIBOR + 1.230% 6.337% 5/15/36 (b)(c)(d)	21,819,715	21,598,660
Class C, 1 month U.S. LIBOR + 1.430% 6.537% 5/15/36 (b)(c)(d)	4,146,684	4,106,281
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	9,968,654	8,954,468
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	19,432,000	18,682,809
Class B, 4.5349% 4/15/36 (b)	6,067,000	5,775,066
Class C, 4.782% 4/15/36 (b)(c)	4,009,000	3,806,225
Class D, 4.782% 4/15/36 (b)(c)	8,018,000	7,522,700
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	59,815,000	57,677,798
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(c)(d)	20,980,847	20,533,711
Class B, 1 month U.S. LIBOR + 1.380% 6.488% 7/15/38 (b)(c)(d)	11,949,131	11,627,073
Class C, 1 month U.S. LIBOR + 1.700% 6.808% 7/15/38 (b)(c)(d)	8,809,696	8,567,343
Class D, 1 month U.S. LIBOR + 2.250% 7.358% 7/15/38 (b)(c)(d)	17,655,422	17,122,804
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	20,362,000	19,736,376
Series 2015-K049 Class A2, 3.01% 7/25/25	2,919,000	2,820,518
Series 2015-K051 Class A2, 3.308% 9/25/25	4,617,091	4,482,708
Series 2021-K126 Class A2, 2.074% 1/25/31	7,800,000	6,650,101
Series 2022-150 Class A2, 3.71% 9/25/32	2,800,000	2,660,619
Series 2022 K748 Class A2, 2.26% 1/25/29	15,240,000	13,694,345
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.057% 9/15/31 (b)(c)(d)	5,254,653	5,140,339
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(d)	26,417,000	24,775,107
Class B, 1 month U.S. LIBOR + 1.150% 6.257% 10/15/36 (b)(c)(d)	4,084,000	3,766,100
Class C, 1 month U.S. LIBOR + 1.550% 6.657% 10/15/36 (b)(c)(d)	3,365,000	3,047,942
sequential payer Series 2018-GS9 Class A4, 3.992% 3/10/51	4,100,000	3,850,613
Series 2014-GC20 Class XA, 1.0036% 4/10/47 (c)(j)	492,524	2,113
Series 2015-GC34 Class XA, 1.2021% 10/10/48 (c)(j)	1,271,227	28,575
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (b)(c)(d)	37,020,000	37,008,453
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,665,349
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	7,153,263
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	11,968,000	10,753,248
Class CFX, 4.9498% 7/5/33 (b)	4,047,000	3,472,326
Class DFX, 5.3503% 7/5/33 (b)	6,993,000	5,860,134
Class EFX, 5.3635% 7/5/33 (b)(c)	8,515,000	7,007,845
Class XAFX, 1.116% 7/5/33 (b)(c)(j)	1,280,000	44
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (b)(c)(d)	54,000,000	52,861,129
Class B, CME Term SOFR 1 Month Index + 1.790% 6.8532% 5/15/39 (b)(c)(d)	37,495,000	36,615,472
Class C, CME Term SOFR 1 Month Index + 2.090% 7.1524% 5/15/39 (b)(c)(d)	21,010,000	20,351,736
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6012% 5/15/39 (b)(c)(d)	18,672,000	17,759,441
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(c)(d)	33,123,145	32,269,744
Class B, CME Term SOFR 1 Month Index + 0.990% 6.0535% 3/15/38 (b)(c)(d)	9,484,679	9,181,088
Class C, CME Term SOFR 1 Month Index + 1.210% 6.2735% 3/15/38 (b)(c)(d)	5,967,612	5,735,405
Class D, CME Term SOFR 1 Month Index + 1.510% 6.5735% 3/15/38 (b)(c)(d)	8,301,183	7,957,344
Class E, CME Term SOFR 1 Month Index + 1.860% 6.9235% 3/15/38 (b)(c)(d)	7,252,354	6,888,254
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0374% 10/15/48 (c)(j)	1,486,814	23,896
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 5.957% 8/15/33 (b)(c)(d)	236,691	200,832
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 6.057% 12/15/36 (b)(c)(d)(i)	34,300,000	28,683,498
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	49,092,000	45,546,748
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	10,588,283
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	7,093,000	6,498,273
Class C, 3.1771% 11/10/36 (b)(c)	6,805,000	6,097,815
Series 2021-L6 Class XA, 1.2243% 6/15/54 (c)(j)	43,293,913	2,634,729
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.9484% 12/15/37 (b)(c)(d)	11,673,000	11,361,676
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.5984% 12/15/37 (b)(c)(d)	2,434,781	2,427,204
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.0593% 2/15/39 (b)(c)(d)	10,413,000	9,834,894
Class C, CME Term SOFR 1 Month Index + 2.650% 7.7093% 2/15/39 (b)(c)(d)	5,415,000	5,096,413
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	40,616,000	39,241,161
Class B, 1 month U.S. LIBOR + 1.070% 6.1872% 11/15/38 (b)(c)(d)	23,262,000	22,457,984
Class C, 1 month U.S. LIBOR + 1.320% 6.4364% 11/15/38 (b)(c)(d)	14,448,000	13,839,699
Class D, 1 month U.S. LIBOR + 1.570% 6.6856% 11/15/38 (b)(c)(d)	9,495,000	9,053,482
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.003% 12/15/50 (c)(j)	1,876,507	63,788
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	30,230,000	23,941,087
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,800,000	1,400,394
Class X, 0.4294% 10/10/42 (b)(c)(j)	57,900,000	1,491,545
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (b)(c)(d)	25,318,000	23,669,348
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	18,983,067
Series 2015-C31 Class XA, 0.9527% 11/15/48 (c)(j)	1,301,448	23,407
Series 2017-C42 Class XA, 0.8606% 12/15/50 (c)(j)	2,488,213	78,591
Series 2018-C46 Class XA, 0.9268% 8/15/51 (c)(j)	12,280,262	295,256
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	12,269,057
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.8376% 11/15/47 (c)(j)	971,227	8,115
Series 2014-LC14 Class XA, 1.2305% 3/15/47 (c)(j)	872,651	2,916
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,943,374,665)		1,836,910,379

Municipal Securities - 0.7%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,504,545	6,504,545
5.1% 6/1/33	105,490,000	104,283,405
Series 2010-1, 6.63% 2/1/35	20,916,923	21,988,176
Series 2010-3:
6.725% 4/1/35	30,623,077	32,355,841
7.35% 7/1/35	14,392,857	15,546,439
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	46,063,450
TOTAL MUNICIPAL SECURITIES (Cost $231,032,301)		226,741,856

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	21,930,000	18,260,837
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	14,315,000	13,074,068
4.5% 4/22/60 (b)	9,380,000	8,086,146
State of Qatar 4.4% 4/16/50 (b)	38,725,000	34,992,878
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,595,792)		74,413,929

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	15,090,000	13,897,529
KeyBank NA 6.95% 2/1/28	3,200,000	2,923,849
Regions Bank 6.45% 6/26/37	42,478,000	42,265,850
TOTAL BANK NOTES (Cost $58,820,243)		59,087,228

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 3 month U.S. LIBOR + 2.640% 7.8459% (c)(d)(n) (Cost $6,901,083)	6,962,000	5,903,010

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (o) (Cost $1,446,689,754)	1,446,406,686	1,446,695,968

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	18,000,000	673,033

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	18,000,000	810,598

TOTAL PURCHASED SWAPTIONS (Cost $1,464,840)			1,483,631

TOTAL INVESTMENT IN SECURITIES - 111.3% (Cost $41,302,730,448)	37,911,508,337
NET OTHER ASSETS (LIABILITIES) - (11.3)%	(3,836,395,334)
NET ASSETS - 100.0%	34,075,113,003

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(102,900,000)	(87,255,887)
2% 6/1/53	(136,750,000)	(115,959,597)
2% 6/1/53	(33,850,000)	(28,703,710)
2.5% 6/1/53	(87,350,000)	(76,282,056)
3% 6/1/53	(96,800,000)	(87,050,372)
3.5% 6/1/53	(13,600,000)	(12,603,996)
3.5% 6/1/53	(53,550,000)	(49,628,234)

TOTAL GINNIE MAE		(457,483,852)

Uniform Mortgage Backed Securities
1.5% 6/1/38	(2,800,000)	(2,446,828)
2% 6/1/38	(11,300,000)	(10,118,223)
2% 6/1/38	(18,500,000)	(16,565,233)
2% 6/1/38	(300,000)	(268,625)
2% 6/1/53	(76,200,000)	(62,653,667)
2% 6/1/53	(76,200,000)	(62,653,667)
2% 6/1/53	(29,700,000)	(24,420,130)
2% 6/1/53	(31,800,000)	(26,146,806)
2% 6/1/53	(31,800,000)	(26,146,806)
2% 6/1/53	(24,700,000)	(20,308,997)
2% 6/1/53	(65,000,000)	(53,444,729)
2.5% 6/1/38	(7,400,000)	(6,803,375)
2.5% 6/1/53	(8,650,000)	(7,387,979)
2.5% 6/1/53	(51,750,000)	(44,199,758)
3% 6/1/38	(450,000)	(424,582)
3% 6/1/53	(10,000,000)	(8,860,156)
3% 6/1/53	(6,200,000)	(5,493,297)
3.5% 6/1/53	(1,175,000)	(1,077,971)
3.5% 6/1/53	(13,600,000)	(12,476,938)
4% 6/1/53	(4,600,000)	(4,345,563)
5.5% 6/1/53	(12,700,000)	(12,691,566)
5.5% 6/1/53	(6,200,000)	(6,195,883)
5.5% 6/1/53	(110,150,000)	(110,076,849)
5.5% 6/1/53	(27,900,000)	(27,881,472)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(553,089,100)

TOTAL TBA SALE COMMITMENTS (Proceeds $(1,007,416,370))		(1,010,572,952)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	140	Sep 2023	28,815,938	(57,915)	(57,915)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,972	Sep 2023	454,669,875	(1,006,066)	(1,006,066)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,086	Sep 2023	118,458,844	29,144	29,144
CBOT Long Term U.S. Treasury Bond Contracts (United States)	939	Sep 2023	120,514,781	(1,271,209)	(1,271,209)

TOTAL SOLD					(2,248,131)

TOTAL FUTURES CONTRACTS					(2,306,046)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,240,000	93,887	(12,853)	81,034
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,200,000	314,432	(159,302)	155,130
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,360,000	207,259	(102,590)	104,669
CMBX N.A. AAA Index Series 13		Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	23,710,000	525,013	(28,823)	496,190
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,230,000	292,953	(224,874)	68,079
CMBX N.A. BBB Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	3,760,000	1,221,214	(1,017,202)	204,012
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,970,000	620,159	(493,575)	126,584
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	3,760,000	1,183,654	(938,537)	245,117
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	4,580,000	1,441,791	(1,234,905)	206,886
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	810,000	254,989	(218,286)	36,703
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,160,000	994,773	(935,355)	59,418
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,300,000	724,044	(701,225)	22,819
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	4,010,000	1,262,354	(1,039,527)	222,827

TOTAL BUY PROTECTION							9,136,522	(7,107,054)	2,029,468
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	(63,994)	68,744	4,750

TOTAL CREDIT DEFAULT SWAPS							9,072,528	(7,038,310)	2,034,218

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	41,073,000	448,906	0	448,906
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	4,656,000	93,113	0	93,113
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2030	43,606,000	1,005,629	0	1,005,629
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2053	2,123,000	18,447	0	18,447
TOTAL INTEREST RATE SWAPS							1,566,095	0	1,566,095

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,561,536,546 or 16.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $38,181,052.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,236,859.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,823,699.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,236,037,565	6,953,234,407	6,742,576,004	45,468,118	-	-	1,446,695,968	3.5%
Fidelity Securities Lending Cash Central Fund 5.14%	513,299,160	5,869,995,911	6,383,295,071	402,030	-	-	-	0.0%
Total	1,749,336,725	12,823,230,318	13,125,871,075	45,870,148	-	-	1,446,695,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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